Risks and Uncertainties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2022	Mar. 31, 2023
Concentration Risk [Line Items]
Carrying Value	$ 374,603	$ 524,927	$ 385,851
Alternative Investments | Industry Risk
Concentration Risk [Line Items]
Carrying Value	$ 374,603	$ 524,927	$ 385,851
Percent of Total	100.00%	100.00%	100.00%
Alternative Investments | Industry Risk | Software and services
Concentration Risk [Line Items]
Carrying Value	$ 54,169	$ 91,507	$ 54,944
Percent of Total	14.50%	17.40%	14.20%
Alternative Investments | Industry Risk | Diversified financials
Concentration Risk [Line Items]
Carrying Value	$ 46,509	$ 88,418	$ 52,544
Percent of Total	12.40%	16.80%	13.60%
Alternative Investments | Industry Risk | Food and staples retailing
Concentration Risk [Line Items]
Carrying Value	$ 38,195	$ 33,817	$ 38,210
Percent of Total	10.20%	6.40%	9.90%
Alternative Investments | Industry Risk | Utilities
Concentration Risk [Line Items]
Carrying Value	$ 28,224	$ 29,865	$ 28,043
Percent of Total	7.50%	5.70%	7.30%
Alternative Investments | Industry Risk | Capital goods
Concentration Risk [Line Items]
Carrying Value	$ 27,229	$ 32,049	$ 27,707
Percent of Total	7.30%	6.10%	7.20%
Alternative Investments | Industry Risk | Energy
Concentration Risk [Line Items]
Carrying Value	$ 27,076	$ 29,238	$ 26,721
Percent of Total	7.20%	5.60%	6.90%
Alternative Investments | Industry Risk | Health care equipment and services
Concentration Risk [Line Items]
Carrying Value	$ 22,807	$ 28,361	$ 23,626
Percent of Total	6.10%	5.40%	6.10%
Alternative Investments | Industry Risk | Other
Concentration Risk [Line Items]
Carrying Value	$ 130,394		$ 134,056
Percent of Total	34.80%		34.80%
Alternative Investments | Industry Risk | Other
Concentration Risk [Line Items]
Carrying Value		$ 162,762	$ 128,422
Percent of Total		31.10%	33.30%
Alternative Investments | Industry Risk | Telecommunication services
Concentration Risk [Line Items]
Carrying Value		$ 28,910	$ 5,634
Percent of Total		5.50%	1.50%
Net Assets, Geographic Area | Geographic Concentration Risk
Concentration Risk [Line Items]
Carrying Value	$ 374,603	$ 524,927	$ 385,851
Percent of Total	100.00%	100.00%	100.00%
Net Assets, Geographic Area | Geographic Concentration Risk | North America
Concentration Risk [Line Items]
Carrying Value	$ 233,105	$ 326,039	$ 239,951
Percent of Total	62.20%	62.10%	62.20%
Net Assets, Geographic Area | Geographic Concentration Risk | Asia
Concentration Risk [Line Items]
Carrying Value	$ 58,356	$ 88,183	$ 62,016
Percent of Total	15.60%	16.80%	16.10%
Net Assets, Geographic Area | Geographic Concentration Risk | South America
Concentration Risk [Line Items]
Carrying Value	$ 41,194	$ 39,406	$ 41,423
Percent of Total	11.00%	7.50%	10.70%
Net Assets, Geographic Area | Geographic Concentration Risk | Europe
Concentration Risk [Line Items]
Carrying Value	$ 39,032	$ 66,790	$ 38,874
Percent of Total	10.40%	12.70%	10.10%
Net Assets, Geographic Area | Geographic Concentration Risk | Africa
Concentration Risk [Line Items]
Carrying Value	$ 2,916	$ 4,509	$ 3,587
Percent of Total	0.80%	0.90%	0.90%